SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2019
Lease
Operating cash flows from operating leases	$ 418,711	$ 56,253	$ 473,508	$ 151,730
Weighted average operating lease term	1 year 10 months 28 days	2 years 7 months 28 days	2 years 3 months 25 days	1 year 4 months 13 days
Weighted average operating lease discount rate	4.75%	4.75%	4.75%	4.75%	4.75%